Other Receivables and Prepayment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Receivables and Prepayment (Details) [Line Items]
Repayable, description	As of December 31, 2022, the advance to a third party business partner is unsecured, is repayable before December 31, 2023.
Share based payments (in Dollars)	$ 2,502,000
Non-controlling shareholders (in Dollars)	$ 679,254
Investment interest rate	8.00%
Allowance for expected credit losses (in Dollars)	$ 13,877,442	$ 6,664,197
Dinoplus Ai Holdings Limited [Member]
Other Receivables and Prepayment (Details) [Line Items]
Investment interest rate	100.00%	100.00%
PICOAI US INC [Member]
Other Receivables and Prepayment (Details) [Line Items]
Investment interest rate	100.00%	100.00%
Beyond Net Service Limited [Member]
Other Receivables and Prepayment (Details) [Line Items]
Investment interest rate	1.364%	1.364%
General and Administrative Expense [Member]
Other Receivables and Prepayment (Details) [Line Items]
Allowance for expected credit losses (in Dollars)	$ 1,697,978	$ 5,013,984	$ 9,138,995